Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating Loss Carryforwards [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 4,766	¥ 7,639	¥ 7,043
Gross amount of increases (decreases) related to positions taken during prior years	130	(1,132)	205
Gross amount of increases related to positions taken during the current year	678	585	1,080
Amount of decreases related to settlements	(522)	(2,232)	(1,633)
Foreign exchange translation	331	(94)	944
Total unrecognized tax benefits at end of fiscal year	¥ 5,383	¥ 4,766	¥ 7,639